INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

8.     INVENTORIES

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Medicine	2,625	5,276	809
Medical material	1,728	16,031	2,456
Low-value consumables	1,388	952	146
	5,741	22,259	3,411

Less: inventory provision	(1,400)	(649)	(99)

	4,341	21,610	3,312